Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income tax expense (benefits)	$ 0.7	$ 0.3	$ 6.0	$ 2.3
Effective income tax rate percentage			12.00%